New Accounting Pronouncements - Additional Information (Detail) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating liabilities, expected to be recognized	$ 1,054,140,000	$ 1,068,181,000
Retained earnings	(787,751,000)	(708,408,000)	$ (695,337,000)
ASU 2018-11 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating liabilities, expected to be recognized	1,200,000,000	$ 1,200,000,000
Retained earnings	$ 0